Share-based compensation - DSUs and RSUs Granted (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	142,595	115,576
Granted (in shares) | shares	30,997	27,019
Number of units - end of period (in shares) | shares	173,592	142,595
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 38.05	$ 51.95
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 65.52	$ 68.04
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	171,644	160,150
Granted (in shares) | shares	181,044	105,175
Released (in shares) | shares	(57,913)	(65,997)
Forfeited (in shares) | shares	(76,469)	(27,684)
Number of units - end of period (in shares) | shares	218,306	171,644
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 31.94	$ 50.39
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	40.30	40.30
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	37.04	40.94
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	45.13	73.54
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	86.38	86.38
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	$ 86.38	$ 86.38